LOSS PER ORDINARY SHARE - Excluded from the computation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive securities excluded from computation of earnings per share
Total	94,513,992	100,817,536	52,612,856
Share options/restricted shares
Antidilutive securities excluded from computation of earnings per share
Total	47,986,392	54,289,936	52,612,856
Convertible bonds payable
Antidilutive securities excluded from computation of earnings per share
Total	46,527,600	46,527,600